Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax:
Federal							$ (579)
State					$ 392	$ 779	(1,351)
Foreign					(1)		(145)
Total					391	779	(2,075)
Deferred income tax:
Federal						(925)	8,614
State						(181)	(1,938)
Foreign					(40)	841	(1,009)
Total					(40)	(265)	5,667
Provision for income taxes	$ (448)	$ 179	$ 672	$ 308	$ 351	$ 514	$ 3,592